Provisions and Other Liabilities - Additional Information (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of other provisions [line items]
Provisions and other liabilities	$ 3,166	$ 3,166	$ 4,023
Provision for decommissioning, restoration and rehabilitation costs, period increase (decrease)	690
Decrease in discount rate	121
Increase in reclamation cash flows	569
Other environment related provision
Disclosure of other provisions [line items]
Provisions		$ 43	73
Water quality management costs
Disclosure of other provisions [line items]
Extended period		100 years
Provisions and other liabilities	628,000	$ 628,000	1,300
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Provisions and other liabilities	2,820	2,820	3,725
Provision for decommissioning, restoration and rehabilitation costs, closed operations
Disclosure of other provisions [line items]
Provisions and other liabilities	736	736	721
Steelmaking Coal | Water quality management costs
Disclosure of other provisions [line items]
Provisions and other liabilities	$ 277	$ 277	$ 769
Discount rate | Bottom of range | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Nominal discount rate	0.0613	0.0613	0.0386
Discount rate | Top of range | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Nominal discount rate	0.0807	0.0807	0.0535
Inflation rate | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Nominal discount rate	0.0200	0.0200	0.0200